TAXES ON INCOME - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXES ON INCOME
Tax at Israel statutory rate (in percent)	23.00%	23.00%	23.00%
Tax rate	18.40%
Withholding dividends paid to a foreign resident tax rate	4.00%
Undistributed earnings of foreign subsidiaries	$ 47,000
Israel
TAXES ON INCOME
Tax rate	12.00%
Annual income rate	25.00%
Withholding tax rate	20.00%